LONG-TERM LOANS AND CREDIT LINES	12 Months Ended
Dec. 31, 2025
Long-Term Debt, by Current and Noncurrent [Abstract]
LONG-TERM LOANS AND CREDIT LINES
NOTE 8 -          LONG-TERM LOANS AND CREDIT LINES

Long-term loans and lines of credit composed of the following:

		December 31,		Current Interest Rate	Duration (in Years)
		2025	2024
Israel
Government guaranteed loans	a	$3,833	$3,990	7.25%	5-10
Commercial loans	b	1,961	2,171	6.65%	7
United States
Commercial loans	c	5,480	6,285	3.75% - 4.4%	7-10
Line of credit	d	-	4,350	7.25% - 8.6%	Revolving
Machinery finance loans	e	438	575	6.5%	5
		$11,712	$17,371

a.
In 2020 and 2021, TAT obtained several loans from the Israeli banks (with a guaranty from the Israeli government) in an aggregate amount of $6.3 million. The loans bear annual interest at Prime Rate +1.5% which are repaid in equal monthly installments starting from April 2021 through February 2031. The loans were received and are payable in NIS.

b.
In March 2022, TAT obtained a loan from a commercial bank in the amount of $3.7 million. The loan bears annual interest at Prime Rate +0.9% and is repaid in equal monthly installment starting from April 2022 through March 2029.

c.
In May 2022, Piedmont obtained a loan from a commercial bank in the US in the amount of $3.0 million. The loan is secured with a first-degree lien on Piedmont’s equipment. The loan bears an annual interest which is repaid in equal monthly installments until 2029. In August 2022, Limco obtained a long-term loan of $5.0 million from a commercial bank in the US. The loan bears an annual interest which is repaid in equal monthly installments until August 2032. The loan is secured with a first-degree lien on Limco’s equipment.

d.
In February 2022, Piedmont obtained a credit line from a US commercial bank in the amount of $7.0 million with a maturity date of February 2024. In February 2024, Piedmont signed a new loan contract extending the existing line of credit by 2 years and securing an additional credit in the amount of $7 million, bringing the total line of credit to $14.0 million. As of December 31, 2024, $2.85 million of this credit line was utilized. As of December 31, 2025, Piedmont has no outstanding drawdown on this line of credit.

In March 2022, Limco obtained a line of credit for $5.0 million from a commercial bank in the US. Further, April 2024, Limco signed a contract extending the existing line of credit by 2 years. This line of credit bears annual fixed interest of 7.25%. As of December 31, 2024, $1.5 million of this credit line was utilized. As of December 31, 2025, Limco has no outstanding drawdown on this line of credit.

e.	In 2023 Piedmont obtained loans from Machinery Finance totaling $0.7 million. The loans bear annual interest of 6.5% which are repaid in equal monthly installments until 2028.

f.
In June 2023, TAT secured another short-term line of credit from an Israeli bank for $4.5 million. The company’s building and land in Kiryat Gat serve as collateral for this loan. As of December 31, 2025, the Company has not utilized this credit line.

In respect of the line of credits and the commercial loans, the Company and its subsidiaries are required to meet certain financial covenants. As of December 31, 2025, the Company and its subsidiaries met all its covenants

Maturities of long-term loans are as follows:

Year	Amount
2026	$2,227
2027	3,427
2028	2,057
2029	1,534
2030 and after	2,467
$11,712

The carrying value of the Company’s long-term debt approximates its fair value, except for the following:

	Fair value		Carrying Amount
	2025	2024	2025	2024

The TAT subsidiary loan at c above	$1,803	$1,953	$1,868	$2,224
The other TAT subsidiary loan at c above	$3,158	$3,566	$3,612	$4,061